Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2022
Additional information: condensed financial statements of the Company
Schedule of condensed balance sheets

(In thousands)	December 31, 2021	December 31, 2022
Assets
Current assets:
Cash and cash equivalents	32,015	32,004
Short-term investments	40,972	29,342
Due from group companies	107,484	5,808
Prepayments and other current assets	183	927
Total current assets	180,654	68,081
Non-current assets:
Due from group companies	92,917	200,471
Investments in subsidiaries and consolidated VIEs	36,324	49,888
Total assets	309,895	318,440
Liabilities
Current liabilities:
Accounts payable	55	55
Due to group companies	2,546	5,028
Due to related parties	1,506	1,560
Income tax payables	—	10
Accrued liabilities and other payables	2,141	1,894
Total current liabilities	6,248	8,547
Total liabilities	6,248	8,547
Commitments and contingencies
Shareholders’ equity
Common shares	84	81
Treasury shares (31,619,259 shares and 49,954,204 shares as of December 31, 2021 and 2022, respectively)	8	12
Other shareholders’ equity	303,555	309,800
Total Xunlei Limited’s shareholders’ equity	303,647	309,893
Total liabilities and shareholders’ equity	309,895	318,440

Schedule of condensed statements of operations

Condensed Statements of Operations

	Years ended December 31,
(In thousands)	2020	2021	2022
Operating expenses
General and administrative expenses	(1,438)	(3,302)	(6,436)
Total operating expenses	(1,438)	(3,302)	(6,436)
Operating loss	(1,438)	(3,302)	(6,436)
Interest income	2	107	360
Interest expense	(399)	(95)	(93)
Other income, net	2,455	585	368
(Loss)/income from subsidiaries and consolidated VIEs	(14,361)	3,935	27,300
(Loss)/income before income tax	(13,741)	1,230	21,499
Income tax expenses	(99)	(39)	(36)
Net (loss)/income	(13,840)	1,191	21,463
Net (loss)/income attributable to Xunlei Limited’s common shareholders	(13,840)	1,191	21,463

Schedule of condensed statements of cash flows

Condensed Statements of Cash Flows

	Years ended December 31,
(In thousands)	2020	2021	2022
Other operating activities with external parties	649	(5,732)	(948)
Net cash generated from/(used in) operating activities	649	(5,732)	(948)
Loans to group companies	(1,802)	(26,391)	(3,450)
Repayment of loans from group companies	500	—	—
Other investing activities with external parties	55,030	6,553	11,134
Net cash generated from/(used in) investing activities	53,728	(19,838)	7,684
Other financing activities with external parties	(4,475)	—	(6,747)
Net cash used in financing activities	(4,475)	—	(6,747)
Net increase/(decrease) in cash and cash equivalents	49,902	(25,570)	(11)
Cash and cash equivalents at beginning of year	7,683	57,585	32,015
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	57,585	32,015	32,004